Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

	Summary Compensation Table Total For CEO		Compensation Actually Paid to CEO(3)		Average Summary Compensation Table Total for Other NEOs (4)	Average Compensation Actually Paid for Other NEOs(4)	Value of Initial Fixed $100 Investment Based on:
									Net Income $ in Thousands	Operating Profit $ in Thousands(6)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)
Year	First CEO(1)	Second CEO(2)	First CEO(1)	Second CEO(2)
2023	$2,472,017	$3,914,855	$2,380,847	$3,844,225	$1,332,720	$1,324,463	$46	$65	$63,788	$93,071
2022	N/A	$3,745,259	N/A	$(592,259)	$1,428,447	$421,061	$45	$114	$69,350	$107,614
2021	N/A	$3,909,615	N/A	$5,961,086	$1,566,413	$2,125,022	$86	$111	$116,505	$170,192
2020	N/A	$3,960,411	N/A	$4,778,419	$1,567,765	$1,566,282	$65	$80	$124,664	$177,948

Company Selected Measure Name			operating profit
Named Executive Officers, Footnote			Mr. Brown was promoted to CEO on July 1, 2023. He is currently serving as our CEO and is our First CEO.Mr. Guest was the CEO for each of Fiscal Years 2022, 2021, and 2020. On July 1, 2023, Mr. Guest transitioned from CEO to Executive Chairman of the Board. He is our Second CEO.For Fiscal Year 2023, the other NEOs were Mr. Foukas, Mr. Hekking, Mr. Macuga, Jr., and Mr. Noot. For Fiscal Years 2022, 2021 and 2020, the other NEOs were Mr. Brown, Mr. Hekking, Mr. Noot, and Mr. Mulham.
Peer Group Issuers, Footnote	Company TSR and Peer Group TSR reflect the information in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 30, 2023. For 2021 and 2020, the Company utilized the S&P 500 Index for purposes of Company TSR and the dollar value in this column for 2021 and 2020 reflects that index. For 2023 and 2022, the Company changed the Company TSR index selection to the Russell 2000 (which reflects publicly traded companies that are more closely correlated to the Company’s enterprise value) and the value in this column for 2023 and 2022 reflects that index. For 2021 and 2020, the Peer Group TSR value includes the following Performance Peer Group companies: Nu Skin Enterprises, Inc., Herbalife Nutrition Ltd., Lifeway Foods, Inc., Natural Alternatives International, Inc., and Hain Celestial Group,
Inc. For 2023 and 2022, the Company changed its peer group companies and, consequently, the Peer Group TSR for this year reflects the following Performance Peer Group companies: Nu Skin Enterprises, Inc., Herbalife Nutrition, Ltd., LifeVantage Corporation, Medifast, Inc., Nature’s Sunshine Products, Inc., and Mannatech, Inc. The constituents of the 2023 and 2022 peer group are publicly traded direct selling companies that more closely correlate to the Company’s business at the enterprise level. The cumulative TSR depicts a hypothetical $100 investment in the Company’s common stock on December 31, 2018, and shows the value of that investment over time (assuming the reinvestment of dividends if applicable to the stock or index) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

Adjustment To PEO Compensation, Footnote	Item 402(v) of Regulation S-K requires certain adjustments be made to the SCT totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the Company did not pay a dividend in Fiscal Years 2023, 2022, 2021, and 2020. The following table details these adjustments:

				Add:	Add:	Add:
			Deduct:	Fair Value at	Change in Fair	Change in Fair
		Summary	Grant Date	Fiscal Year End	Value as of Vesting	Value of
		Compensation	Fair Value	of Outstanding and	Date of Equity	Outstanding and	Compensation
		Table	of Equity	Unvested Equity	Awards Granted in	Unvested Equity Awards	Actually
Year	Executive(s)	Total	Awards	Awards Granted	Prior Years which	Granted in Prior	Paid
				in Fiscal Year	Vested in Fiscal Year	Fiscal Years
2023	First CEO	$2,472,017	$(1,561,287)	$1,383,523	$79,630	$6,964	$2,380,847
	Other NEOs	$1,332,720	$(736,124)	$671,166	$52,110	$4,591	$1,324,463
2023	Second CEO	$3,914,855	$(2,836,324)	$2,585,932	$202,034	$(22,272)	$3,844,225
	Other NEOs	$1,332,720	$(736,124)	$671,166	$52,110	$4,591	$1,324,463
2022	Second CEO	$3,745,259	$(2,458,135)	$1,404,799	$(323,940)	$(2,960,242)	$(592,259)
	Other NEOs	$1,428,447	$(762,035)	$435,495	$(60,722)	$(620,124)	$421,061
2021	Second CEO	$3,909,615	$(2,386,513)	$2,835,017	$237,050	$1,365,917	$5,961,086
	Other NEOs	$1,566,413	$(732,762)	$870,472	$130,175	$290,724	$2,125,022
2020	Second CEO	$3,960,411	$(2,316,993)	$3,332,195	$(113,424)	$(83,770)	$4,778,419
	Other NEOs	$1,567,765	$(706,565)	$781,196	$(33,889)	$(42,225)	$1,566,282

Non-PEO NEO Average Total Compensation Amount			$ 1,332,720	$ 1,428,447	$ 1,566,413	$ 1,567,765
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,324,463	421,061	2,125,022	1,566,282
Adjustment to Non-PEO NEO Compensation Footnote	Item 402(v) of Regulation S-K requires certain adjustments be made to the SCT totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the Company did not pay a dividend in Fiscal Years 2023, 2022, 2021, and 2020. The following table details these adjustments:

				Add:	Add:	Add:
			Deduct:	Fair Value at	Change in Fair	Change in Fair
		Summary	Grant Date	Fiscal Year End	Value as of Vesting	Value of
		Compensation	Fair Value	of Outstanding and	Date of Equity	Outstanding and	Compensation
		Table	of Equity	Unvested Equity	Awards Granted in	Unvested Equity Awards	Actually
Year	Executive(s)	Total	Awards	Awards Granted	Prior Years which	Granted in Prior	Paid
				in Fiscal Year	Vested in Fiscal Year	Fiscal Years
2023	First CEO	$2,472,017	$(1,561,287)	$1,383,523	$79,630	$6,964	$2,380,847
	Other NEOs	$1,332,720	$(736,124)	$671,166	$52,110	$4,591	$1,324,463
2023	Second CEO	$3,914,855	$(2,836,324)	$2,585,932	$202,034	$(22,272)	$3,844,225
	Other NEOs	$1,332,720	$(736,124)	$671,166	$52,110	$4,591	$1,324,463
2022	Second CEO	$3,745,259	$(2,458,135)	$1,404,799	$(323,940)	$(2,960,242)	$(592,259)
	Other NEOs	$1,428,447	$(762,035)	$435,495	$(60,722)	$(620,124)	$421,061
2021	Second CEO	$3,909,615	$(2,386,513)	$2,835,017	$237,050	$1,365,917	$5,961,086
	Other NEOs	$1,566,413	$(732,762)	$870,472	$130,175	$290,724	$2,125,022
2020	Second CEO	$3,960,411	$(2,316,993)	$3,332,195	$(113,424)	$(83,770)	$4,778,419
	Other NEOs	$1,567,765	$(706,565)	$781,196	$(33,889)	$(42,225)	$1,566,282

Compensation Actually Paid vs. Total Shareholder Return
Set out below in accordance with Item 402(v) of Regulation S-K is a graphical representation of the relationship between CAP and cumulative total shareholder return of the Company for Fiscal Years 2023, 2022, 2021, and 2020.

Compensation Actually Paid vs. Net Income
Set out below in accordance with Item 402(v) of Regulation S-K is a graphical representation of the relationship between CAP and the net income of the Company for Fiscal Years 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure
Set out below in accordance with Item 402(v) of Regulation S-K is a graphical representation of the relationship between CAP and the Company’s operating profit for Fiscal Years 2023, 2022, 2021, and 2020.

Total Shareholder Return Vs Peer Group			The table below shows the relationship between our cumulative total shareholder return and that of our peer group and Russell 2000 Index in each case over the past four fiscal years:
Tabular List, Table
The items listed below represent the most important performance measures used to link CAP to the Company’s performance for Fiscal Year 2023.

•Operating Profit (included in the table above as the most important financial measure)
•Net Sales
•Net Income
•Cash from Operations
•Free Cash Flow
•Total Active Customer Counts (included as a non-financial performance measurement)

Total Shareholder Return Amount			$ 46	45	86	65
Peer Group Total Shareholder Return Amount			65	114	111	80
Net Income (Loss)			$ 63,788,000	$ 69,350,000	$ 116,505,000	$ 124,664,000
Company Selected Measure Amount			93,071,000	107,614,000	170,192,000	177,948,000
PEO Name	Mr. Brown	Mr. Guest		Mr. Guest	Mr. Guest	Mr. Guest
Additional 402(v) Disclosure	We selected operating profit as the most important financial performance measurement to link CAP to Company performance for Fiscal Year 2023.
We selected operating profit as the Company’s most important financial measure for evaluating pay versus performance because it is the key metric in our short-term incentive compensation plan (referenced in the CD&A above as the “2023 Bonus Program” and “2024 Bonus Program”). Operating profit is used by management and the Board of Directors, including the Compensation Committee, to evaluate the performance of our executives on their effectiveness in generating net sales growth and active customer growth while maintaining the Company’s targeted level of profitability. It is also a key metric used to assess the Company’s performance relative to the Performance Peer Group. We believe our historical operating results have demonstrated that performance-based compensation utilizing the Company’s operating profit as the central performance target creates alignment with shareholder interests. We also believe that, although the Company has historically granted only time-vested equity awards to executives under the long-term incentive compensation component of its executive compensation program, operating profit-based performance objectives also create alignment with shareholder interests under the long-term component of our executive compensation program because a more robust operating profit generally translates to increased shareholder value.
			Free cash flow (“FCF”) is a non-GAAP financial measure that we believe provides investors an additional perspective on cash flow from operating activities in excess of amounts required for reinvestment. We believe it provides a measure of our ability to fund various discretionary business initiatives, including acquisitions and share repurchases. Free cash flow is calculated by subtracting net capital expenditures from net cash provided by operating activities.
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Profit
Measure:: 2
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Net Income
Measure:: 4
Pay vs Performance Disclosure
Name			Cash from Operations
Measure:: 5
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name			Total Active Customer Counts
Mr. Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,472,017
PEO Actually Paid Compensation Amount			2,380,847
Mr. Guest [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,914,855	$ 3,745,259	$ 3,909,615	$ 3,960,411
PEO Actually Paid Compensation Amount			3,844,225	(592,259)	5,961,086	4,778,419
PEO | Mr. Brown [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,561,287)
PEO | Mr. Brown [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,383,523
PEO | Mr. Brown [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,630
PEO | Mr. Brown [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,964
PEO | Mr. Guest [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,836,324)	(2,458,135)	(2,386,513)	(2,316,993)
PEO | Mr. Guest [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,585,932	1,404,799	2,835,017	3,332,195
PEO | Mr. Guest [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			202,034	(323,940)	237,050	(113,424)
PEO | Mr. Guest [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,272)	(2,960,242)	1,365,917	(83,770)
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(736,124)	(762,035)	(732,762)	(706,565)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			671,166	435,495	870,472	781,196
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,110	(60,722)	130,175	(33,889)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,591	$ (620,124)	$ 290,724	$ (42,225)